Impairment, Restructuring Charges and Other Related Closure Costs - Summary of Impairment, Restructuring Charges and Other Related Closure Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Impairment	$ (2)		$ (8)
Restructuring charges	(19)	$ (42)	(75)
Other related closure costs		(3)	(10)
Total impairment, restructuring charges and other related closure costs	(21)	(45)	(93)
Set-top Box Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(19)	(34)	(74)
Other related closure costs			(9)
Total impairment, restructuring charges and other related closure costs	(19)	(34)	(83)
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		5	(1)
Total impairment, restructuring charges and other related closure costs		5	(1)
Long-lived Asset Impairment Charge [Member]
Restructuring Cost and Reserve [Line Items]
Impairment	(2)		(8)
Total impairment, restructuring charges and other related closure costs	$ (2)		(8)
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Other related closure costs		(3)	(1)
Total impairment, restructuring charges and other related closure costs		(3)	$ (1)
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		(13)
Total impairment, restructuring charges and other related closure costs		$ (13)